Organization and Business Overview-Schedule of Subsidiaries Company (Details)	12 Months Ended
Mar. 31, 2026 USD ($)
Beautylab Group Medical Limited (“Beautylab”) [Member]
Schedule of Subsidiaries Company [Line Items]
Background	A BVI company
Incorporation date	May 06, 2024
Issued share capital	$ 500
Ownership	Wholly-owned by the Company
Principal activities	Investment holding
My Beauty Technology Limited (“My Beauty”) [Member]
Schedule of Subsidiaries Company [Line Items]
Background	A Hong Kong company
Incorporation date	Sep. 19, 2019
Issued share capital	$ 1,000,000
Ownership	Wholly-owned by Beautylab
Principal activities	Provision of beauty, wellness and postpartum services, sales of products and franchisor
Pilate International Trading Limited (“Pilate”) [Member]
Schedule of Subsidiaries Company [Line Items]
Background	A Hong Kong company
Incorporation date	Jul. 14, 2016
Issued share capital	$ 1,000,000
Ownership	Wholly-owned by Beautylab
Dream International Trading (Hong Kong) Limited (“Dream International”) [Member]
Schedule of Subsidiaries Company [Line Items]
Background	A Hong Kong company
Incorporation date	Mar. 14, 2017
Issued share capital	$ 1,000,000
Ownership	Wholly-owned by Beautylab
Principal activities	Provision of beauty, wellness and postpartum services and sales of products
Choliya Limited (“Choliya”) [Member]
Schedule of Subsidiaries Company [Line Items]
Background	A Hong Kong company
Incorporation date	Mar. 07, 2021
Issued share capital	$ 10,000
Ownership	Wholly-owned by Pilate
Principal activities	Provision of beauty, wellness and postpartum services, sales of products and consultancy services